Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 TWD ($) yr	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%
Pension costs	$ 266,267	$ 8,983	$ 394,741	$ 413,490
Expected contribution to defined benefit plans	$ 521,324	$ 9,208	$ 272,911
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	8	8	8
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	14	14	15
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	$ 3,171	$ 107	$ 6,872	2,302
Pension payments	0	$ 0	0	$ 2,549
Accrued pension liabilities	$ 209,637		$ 206,467		$ 7,073